SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details)	Dec. 31, 2021 USD ($)
Deferred tax assets:
Start-up costs	$ 228,309
Net operating loss	329,133
Total deferred tax assets	557,442
Deferred tax liabilities:
Federal effect of State DTA
Total deferred tax liabilities:
Less: valuation allowance	(557,442)
Net deferred taxes